Investment Strategy	Sep. 30, 2025
Argent Focused Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of small-capitalization companies that Argent Capital Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are high quality, enduring businesses. Equity securities include common stocks and American Depositary Receipts (ADRs) evidencing ownership in common stocks. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in small-capitalization companies. The Sub-Adviser defines small-capitalization companies as the approximately 2,000 smallest companies by market capitalization. The Fund will generally hold 35 to 45 stocks. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted compared to others because the Sub-Adviser seeks best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.
The Sub-Adviser’s multi-step investment process is based primarily on qualitative bottom-up fundamental research. The qualitative research and analysis performed by the Sub-Adviser emphasizes identifying “enduring businesses.” The Sub-Adviser believes that enduring businesses are those that have growing cash flows, a durable competitive position and allocate capital wisely.
The Sub-Adviser’s qualitative fundamental analysis is performed to identify what it considers to be enduring businesses—high quality businesses with the following characteristics:
Growing Cash Flows: The Sub-Adviser believes growing cash flows unlocks the long-term power of compounding and looks for companies with:
•Predictable revenue streams
•Positive free cash flow generation and growth
Durable Competitive Position: Companies that can evolve and thrive in changing business environments which the Sub-Adviser believes helps moderate downside risk. The Sub-Adviser looks for companies with:
•Above-average returns on capital
•Sustainable business models and competitive advantages (i.e., favorable industry dynamics, adaptability in changing market conditions, and resilient economics over a full cycle)
Allocates Capital Wisely: Companies that are proven to be good stewards of their shareholders’ capital and have accomplished management teams with aligned interests, which the Sub-Adviser believes provides downside protection in challenging times, exhibited by:
•History of capital allocation aligned with shareholder value creation (i.e., reinvestment in the business and/or acquisitions at increasing rates of return followed by share repurchases and dividends)
•Investment grade balance sheet (i.e., limited use of debt to fund the business, low debt ratios, and high debt-service coverage)
The qualitative analysis is driven by bottom-up, company-level fundamental research and focuses on individual stocks from the investment universe that meet the Sub-Adviser’s investment criteria. This analysis includes conducting an in-depth review of company financials, gaining an understanding of the company’s industry dynamics and competitive positioning, assessing company management, and evaluating the company’s operating metrics (e.g., sales and earnings estimate revisions, returns on invested capital, gross and operating margin profiles). Companies that make it through this diligent, rigorous analysis are what the Sub-Adviser considers to be high quality, enduring businesses. The process is designed to be selective. Sector distribution emerges as a result of the Sub-Advisor’s bottom-up approach. Valuation is considered after analysis of the company’s business and industry dynamics and is a final component in balancing downside protection of the portfolio with upside potential. Valuation is viewed through a multi-dimensional lens including absolute metrics versus its history and peers, relative valuation metrics versus its history and peers, along with scenario analysis, focusing on paying fair prices for the right types of businesses.
The investment process begins by screening the approximately 2,000 smallest companies by market capitalization for market liquidity, with only those companies with an average daily trading volume of $1 million or more making it to the next step. These companies are then further screened by utilizing a proprietary quantitative screening process to rank them based on factors that measure quality, value, growth, and stability, helping to further narrow the investment universe. The Sub-Adviser then conducts the qualitative bottom-up fundamental research described above.
Companies are generally purchased at approximately a 1-3% weight in the Fund and can grow to a cap of approximately 8%. All stocks in the portfolio are continually monitored, but overall changes generally occur monthly. Portfolio changes may occur more frequently when major events such as public health crises, geopolitical events such as war or terrorism, trade disputes, economic shocks, amongst others are believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. The Sub-Adviser’s sell discipline is guided by the same process used to originally screen the investment universe. An investment becomes a sell candidate if it is no longer considered to be an enduring business by the Sub-Adviser, it exhibits poor performance, when a better investment opportunity becomes available, or if the company is acquired.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in small-capitalization companies.
Argent Large Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of large-capitalization companies that Argent Capital Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are high quality, enduring businesses. Equity securities include common stocks and American Depositary Receipts (ADRs) evidencing ownership in common stocks. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in large-capitalization companies. The Sub-Adviser defines large-capitalization companies as the approximately 1,000 largest companies by market capitalization. The Fund will generally hold 30 to 35 stocks. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted compared to others because the Sub-Adviser seeks best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.
The Sub-Adviser’s multi-step investment process is based primarily on qualitative bottom-up fundamental research. The qualitative research and analysis performed by the Sub-Adviser emphasizes identifying “enduring businesses.” The Sub-Adviser believes that enduring businesses are those that have growing cash flows, a durable competitive position and allocate capital wisely.
The Sub-Adviser’s qualitative fundamental analysis is performed to identify what it considers to be enduring businesses—high quality businesses with the following characteristics:
Growing Cash Flows: The Sub-Adviser believes growing cash flows unlocks the long-term power of compounding and looks for companies with:
•Predictable revenue streams
•Positive free cash flow generation and growth
Durable Competitive Position: Companies that can evolve and thrive in changing business environments which the Sub-Adviser believes helps moderate downside risk. The Sub-Adviser looks for companies with:
•Above-average returns on capital
•Sustainable business models and competitive advantages (i.e., favorable industry dynamics, adaptability in changing market conditions, and resilient economics over a full cycle)
Allocates Capital Wisely: Companies that are proven to be good stewards of their shareholders’ capital and have accomplished management teams with aligned interests, which the Sub-Adviser believes provides downside protection in challenging times, exhibited by:
•History of capital allocation aligned with shareholder value creation (i.e., reinvestment in the business and/or acquisitions at increasing rates of return followed by share repurchases and dividends)
•Investment grade balance sheet (i.e., limited use of debt to fund the business, low debt ratios, and high debt-service coverage)
The qualitative analysis is driven by bottom-up, company-level fundamental research and focuses on individual stocks from the investment universe that meet the Sub-Adviser’s investment criteria. This analysis includes conducting an in-depth review of company financials, gaining an understanding of the company’s industry dynamics and competitive positioning, assessing company management, and evaluating the company’s operating metrics (e.g., sales and earnings estimate revisions, returns on invested capital, gross and operating margin profiles). Companies that make it through this diligent, rigorous analysis are what the Sub-Adviser considers to be high quality, enduring businesses. The process is designed to be selective. Sector distribution emerges as a result of the Sub-Advisor’s bottom-up approach. Valuation is considered after analysis of the company’s business and industry dynamics and is a final component in balancing downside protection of the portfolio with upside potential. Valuation is viewed through a multi-dimensional lens including absolute metrics versus its history and peers, relative valuation metrics versus its history and peers, along with scenario analysis, focusing on paying fair prices for the right types of businesses.
The investment process begins by screening the approximately 1,000 largest companies by market capitalization for market liquidity, with only those companies with an average daily trading volume of $40 million or more making it to the next step. These companies are then further screened by utilizing a proprietary quantitative screening process to rank them based on factors that measure quality, value, growth, and stability, helping to further narrow the investment universe. The Sub-Adviser then conducts the qualitative bottom-up fundamental research described above.
Companies are generally purchased at approximately a 1-3% weight in the Fund and can grow to a cap of approximately 8%. All stocks in the portfolio are continually monitored, but overall changes generally occur monthly. Portfolio changes may occur more frequently when major events such as public health crises, geopolitical events such as war or terrorism, trade disputes, economic shocks, amongst others are believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. The Sub-Adviser’s sell discipline is guided by the same process used to originally screen the investment universe. An investment becomes a sell candidate if it is no longer considered to be an enduring business by the Sub-Adviser, it exhibits poor performance, when a better investment opportunity becomes available, or if the company is acquired.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in large-capitalization companies.
Argent Mid Cap ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of mid-capitalization companies (i.e., companies with market capitalizations in the range of the Russell MidCap® Index) that the Sub-Adviser (Argent Capital Management LLC) believes are high quality, enduring businesses. Under normal circumstances, the Sub-Adviser expects the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in mid-capitalization companies. The Fund will generally hold 40 to 50 stocks of mid-capitalization companies that have daily trading volume of at least $8 million. While it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweighted compared to others because the Sub-Adviser seeks best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.
The Sub-Adviser utilizes a multi-step process that is based in part on a bottom-up fundamental investment research process and a quantitative screening process which is described as the “Argent Alpha Model”. The qualitative research and analysis performed by the Sub-Adviser emphasizes identifying good businesses and seeks to identify overlooked and under-appreciated companies in the Fund’s investment universe while the quantitative process is designed to identify incremental changes in a company’s fundamentals and outperforming factors within the sectors in which a company operates. The Argent Alpha Model will analyze quantitative measures such as return on invested capital, cash flow return on investment, revenue and earnings results, as it seeks to identify incremental improvements at the company level. The Sub-Adviser believes that good businesses are those that exhibit above average profitability, generate above-average cash flow and have management teams that are good stewards of capital, amongst other factors.
The investment process initially consists of approximately 1,500 companies with market capitalizations in the range of the Russell MidCap® Index ($132 million to $94 billion). These companies are screened for market liquidity with only those companies with a daily trading volume of $8 million or more making it to the next step of the investment process (approximately 1,200 companies). Next, the Sub-Adviser segregates the remaining companies into traditional sectors for further analysis. Stocks are then screened by the Sub-Adviser’s proprietary quantitative tool, the Argent Alpha Model. The Argent Alpha Model is a dynamic,
25 factor tool that ranks stocks from 1 to 10 via factors that are grouped into four main categories. The factors are categorized in groups for research reasons as those within each group tend to correlate with each other more than they correlate with the other groups. The four factor categories in the Argent Alpha Model are the following:
Value
Value factors measure whether a stock is rich or cheap compared to other stocks in its sector. An example of a value factor in the Argent Alpha Model is price to free cash flow. Value factors tend to work best during those periods characterized as “value” markets.
Growth
Growth factors measure how fast a stock’s sales, earnings and cash flows are growing relative to other stocks in their sector. An example of a growth factor in the Argent Alpha Model is the Sub-Advisor’s proprietary measure of unexpected cash flow from operations which identifies companies generating a higher cash flow from operations than in the past. Growth factors tend to work best during those periods characterized as “growth” markets.
Quality
Quality factors measure the quality of a company’s earnings, balance sheet and stewardship of capital. An example of a quality factor in the Argent Alpha Model is cash flow return on assets. Quality factors tend to work best during those periods characterized as “quality” markets.
Stability
The stability factors exhibit low correlation to each other and low correlation to the factors in the other three groups. An example of a stability factor in the Argent Alpha Model is a ratio of a company’s balance sheet cash to its market cap. The Sub-Adviser looks for companies that can evolve and thrive in changing business environments which it believes helps moderate downside risk. These companies tend to have above-average returns on capital, sustainable business models, and sustainable competitive advantages. Companies that make it through this diligent, fundamental analysis are what the Sub-Adviser considers to be high quality, enduring businesses.
Proprietary analysis is performed to identify outperforming factors from the Argent Alpha Model in each sector. The investment process is bottoms-up and focuses on individual stocks from the investment universe that meet our investment criteria. Sector allocation is an artifact of the bottoms-up process. Companies within each sector with positive exposure to the outperforming factors are eligible to move on to the next step in the investment process. Additional proprietary analysis is performed to identify those stocks that historically outperform when the Argent Alpha Model ranks them as a buy candidate. Approximately 120 companies make it through this portion of our selection process.
Companies are generally purchased at approximately a 2% weight in the Fund and can grow to a cap of approximately 8%. All stocks in the portfolio are continually monitored, but overall model changes generally occur monthly. Model changes may occur more frequently when major events such as public health crises, geopolitical events such as war or terrorism, trade disputes, economic shocks, amongst others are believed by the Sub-Adviser to likely have an impact on the Fund’s portfolio. The Sub-Adviser’s sell discipline is guided by the same process used to originally screen the investment universe. The Sub-Adviser will generally sell an investment if fundamentals supporting the stock’s value deteriorate, the quantitative screening process indicates prospects for the investment have deteriorated or when a better investment opportunity becomes available. The Sub-Adviser does not anticipate high portfolio turnover as it seeks to invest in these companies for the long term.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Sub-Adviser expects the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in mid-capitalization companies.